Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Amortized Cost
Amortized Cost	₨ 2,617,505.3	$ 37,847.2	₨ 2,228,983.3
Fair Value
Total	2,633,348.4	38,076.2	2,221,443.3
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	767,752.7
Over one year through five years	547,095.3
Over five years through ten years	862,305.7
Over ten years	400,091.9
Amortized Cost	2,577,245.6		2,209,797.0
Fair Value
Within one year	769,080.4	11,120.3
Over one year through five years	554,493.3	8,017.5
Over five years through ten years	868,843.0	12,562.8
Over ten years	400,628.3	5,792.8
Total	₨ 2,593,045.0	$ 37,493.4	₨ 2,202,549.8